BALANCES AND TRANSACTIONS WITH RELATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2021
BALANCES AND TRANSACTIONS WITH RELATED COMPANIES [Abstract]
Balances with Related Parties
The detail of significant outstanding balances for transactions entered into by tgs and its related parties as of December 31, 2021 and 2020 is as follows:

	2021		2020
Company	Accounts receivable	Accounts payable	Accounts receivable	Accounts payable
Company which exercises joint control on the controlling shareholder:
Pampa Energía (1)	338,331	3,506,383	606,905	4,411,938
tgs’s Associates with significant influence:
Link	2,612	-	6,220	-
TGU	-	16,350	-	20,217
Other related companies:
Pampa Comercializadora S.A.	12,406	18,446	10,492	-
CT Barragán S.A.	3,791	-	2,706	-
Transener S.A.	-	32	45	50
Total	357,140	3,541,211	626,368	4,432,205

(1)
Accounts receivables includes Ps. 127,147 recorded as “Other receivables” as of December 31, 2020. Accounts payable includes Ps. 3,022,513 and Ps. 4,366,261 corresponding to the financial leasing recorded as “Loans” as of December 31, 2021 and 2020, respectively.

Transactions with Related Parties
The detail of significant transactions with related parties for the years ended December 31, 2021, 2020 and 2019 is as follows:

Year ended December 31, 2021:

		Revenues		Costs			Financial results
Company	Natural Gas Transportation	Production and commercialization of liquids	Other services	Gas purchase and others	Compensation for technical assistance	Revenues for administrative services	Interest expense	Interest gain / Gain / (loss) on fair value	Selling expenses (1)
Controlling shareholder:
CIESA	-	-	-	-	-	142	-	-	-
Company which exercises joint control on the controlling shareholder:
Pampa Energía	855,551	2,564,882	1,214,347	2,889,311	2,181,985	-	291,753	-	-
tgs’s Associates with significant influence:
Link	-	-	27,744	-	-	-	-	-	-
Other related companies:
Oleoductos del Valle S.A.	26,460	-	-	-	-	-	-	-	-
Transener S.A.	-	-	360	-	-	-	-	-	-
CT Barragán S.A.	-	-	13,686	-	-	-	-	248,511	-
Comercializadora S.A.	148,753	-	-	-	-	-	-	-	-
Fundación TGS	-	-	-	-	-	-	-	-	1,169
Total	1,030,764	2,564,882	1,256,137	2,889,311	2,181,985	142	291,753	248,511	1,169
(1) Corresponds to donations expenses.

Year ended December 31, 2020:

		Revenues		Costs			Financial results
Company	Natural Gas Transportation	Production and commercialization of liquids	Other services	Gas purchase and others	Compensation for technical assistance	Revenues for administrative services	Interest expense
Controlling shareholder:
CIESA	-	-	-	-	-	211	-
Company which exercises joint control on the controlling shareholder:
Pampa Energía	1,269,833	1,584,836	927,754	241,608	2,159,162	-	365,787
tgs’s Associates with significant influence:
Link	-	-	29,527	-	-	-	-
Other related companies:
Oleoductos del Valle S.A.	38,895	-	-	-	-	-	-
Transener S.A.	-	-	531	-	-	-	-
Petrolera Entre Lomas S.A.	3,736	-	13,485	-	-	-	-
Pampa Comercializadora S.A.	170,223	-	-	-	-	-	-
Central Térmica Piedrabuena S.A.	2,634	-	-	-	-	-	-
Total	1,485,321	1,584,836	971,297	241,608	2,159,162	211	365,787

Year ended December 31, 2019:

	Revenues			Costs			Financial results
Company	Natural Gas Transportation	Production and commercialization of liquids	Other services	Gas purchase and others	Compensation for technical assistance	Revenues for administrative services	Interest expense
Controlling shareholder:
CIESA	-	-	-	-	-	300	-
Company which exercises joint control on the controlling shareholder:
Pampa Energía	1,651,360	553,826	552,757	1,183,345	2,352,434	-	400,596
tgs’s Associates with significant influence:
Link	-	-	28,919	-	-	-	-
Other related companies:
Oleoductos del Valle S.A.	11,239	-	-	-	-	-	-
Pampa Comercializadora S.A.	106,962	-	-	-	-	-	-
Central Térmica Piedrabuena S.A.	249,401	-	-	-	-	-	-
Experta ART	-	-	-	41,263	-	-	-
Total	2,018,962	553,826	581,676	1,224,607	2,352,434	300	400,596